Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Borrowings
21	Borrowings

	At December 31,
	2017	2016	2015
Non-current
Bank and financial borrowings (**)	453,428	551,431	487,021
Notes (*)	658,109	411,200	470,295
Other	2,118	3,041	3,000
	1,113,655	965,672	960,316
Current
Bank and financial borrowings (**)	311,902	52,671	53,129
Notes (*)	24,306	64,439	70,471
Loans with related parties (Note 27)	34,651	22,220	618
Bank overdrafts	-	-	4
Others	1,931	2,239	3,028
	372,790	141,569	127,250
Total Borrowings	1,486,445	1,107,241	1,087,566

Changes in borrowings during the years are as follows:

	2017	2016	2015
Balances at the beginning of the year	1,107,241	1,087,566	765,184
Acquisitions of subsidiary (Note 26)	-	-	332,976
Loans obtained	596,030	52,099	286,839
Loans paid	(250,276)	(142,693)	(231,597)
Interest paid	(106,953)	(48,564)	(38,334)
Disposals of subsidiaries	-	-	(47,281)
Accrued interest for the year	119,964	118,219	68,673
Translation differences	20,439	40,614	(48,894)
Balances at the end of the year	1,486,445	1,107,241	1,087,566

The maturity of borrowings is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2017 (1)	422,746	230,464	523,855	803,436	1,980,501
At December 31, 2016 (1)	132,756	187,150	418,061	762,595	1,500,562
At December 31, 2015 (1)	134,428	153,303	227,368	867,312	1,382,411

(1) The amounts disclosed in the table are undiscounted cash flows of principal and estimated interest. Variable interest rate cash flows have been estimated using variable interest rates applicable at the end of the reporting period.

	At December 31,
	2017	2016	2015
Fair value of long-term borrowings (2)	1,498,385	1,128,407	1,113,117
	1,498,385	1,128,407	1,113,117

(2) Valuation at quotation prices (not adjusted) in active markets for identical assets or liabilities Fair Value level 2 under IFRS 13 hierarchy. There are no financial instruments measured at fair value.

(*) Notes include the following:

-	In 2007 Puerta del Sur S.A. issued 7.75% secured guaranteed notes for USD 87 million, due 2021. The principal balance of the Puerta del Sur Notes, together with accrued interest, will be repaid in 22 total installments, with individual installments occurring on April 29 and October 29 of each year beginning in 2011 and ending in 2021. The main covenants on these bonds are limitations on liens and encumbrances and compliance with certain financial ratios. Puerta del Sur may be limited to declare, make or pay any dividends unless the debt coverage service ratio exceeds 1.7x and the indebtedness ratio is less than 3.0. As of December 31, 2017, 2016 and 2015, Puerta del Sur S.A. was in compliance with all of its covenants. Puerta del Sur Notes are secured by a trust to which Puerta del Sur has transferred the following sums: (a) the sum of funds which Puerta del Sur has or has rights to for services offered in administration, construction, and maintenance of Carrasco Airport; (b) the sum of funds received from the duty-free store in Carrasco Airport; (c) the sum of funds received as a result of the permitted operation of the cargo terminal in Carrasco Airport; and (d) the sum of funds Puerta del Sur has received or will have right to receive from the government or from a third party successor as a result of a management agreement, or as a consequence of the redemption, termination, mutual dissolution and/or resolution of the management agreement for whatever reason, this trust is of use only in case of non-compliance with the Notes obligations.
-	In 2015, ACI Airport Sudamérica S.A. issued 6.875% senior secured guaranteed notes, for USD 200 million due in 2032. The principal balance will be repaid in 34 installments May 29 and November 29 of each year, commencing on May 29, 2016 while accrued interest will be repaid commencing on November 29, 2015. The main covenants on these bonds are limitations on take additional indebtedness, make payments of dividends and other payments that are specifically restricted, selling assets as well as requiring compliance with certain financial ratios. The holders of these notes benefit from a guarantee and a security package including the pledge of the shares in Puerta del Sur S.A. and Cerealsur S.A., and certain accounts of Cerealsur and ACI Airport Sudamérica including funds deposited in a debt service account as mentioned in Note 19 for USD 15 million as of December 31, 2016. As of December 31, 2017 they were guaranteed with a stand by letter of credit of CAAP with Bank of América. These notes are fully and unconditionally guaranteed by Cerealsur S.A. As of December 31, 2017, 2016 and 2015, ACI Airport Sudamérica S.A. was in compliance with all of its covenants.
-	In 2014 Corporación América Italia S.A. issued 6.25% secured notes for €50 million due 2019. These notes are secured by a pledge of the shares of Dicasa Spain SLU (pre-conversion) or Dicasa S.A. (post conversion), and the shares representing Corporación America Italia S.A. holding in Toscana Aeroporti SpA, a pledge of certain intercompany loan receivable and the economic first ranking pledge in respect of all the shares representing 100% of the share capital of Corporación America Italia S.A. held by Dicasa S.A.. Main covenants on these bonds require compliance with certain financial ratios as well as restrictions on payment of dividends and limitations on certain lines of assets or increases in additional financial indebtedness. As of December 31, 2017, 2016 and 2015, Corporación América Italia S.A. was in compliance with all of its covenants. This secured notes were cancelled on January 2018, see Note 32.
-	In 2008 Terminal Aeroportuaria de Guayaquil S.A. issued notes for USD 28 million with a final maturity in 2016 and an interest accrued calculated with the rate published in the Central Bank of Ecuador in force from the date of issue (March 1, 2008) plus 2.5% to be adjusted every three months. In March 2016, they were totally cancelled.
-	Notes issued in April and December 2010 by AA2000, totalling USD 328 million maturing in 2020. Annual Interest rates on these notes are 10% and 10.75% respectively. As long as these notes are outstanding AA2000 is required to comply with certain commitments, such as certain limitations to liens on its assets, mergers, spin-offs, sale of assets, new debts, distribution of dividends and payment to its shareholders. Notes issued by AA2000 S.A., are secured by a collateral trust assignment of certain aeronautical revenue of AA2000. At December 31, 2016, the item cash and cash equivalents of the Statement of Financial Position included USD 30,872, corresponding to the abovementioned trust assignment (USD 30,346 at December 31, 2015). In March 2017, they were totally cancelled.
-	In 2008 Corona Trading Corp. issued 9.064% notes for USD 25 million maturing 2016. The holders of these notes benefit from a guarantee and a security package including the pledge of the shares in CAISA; Abafor and Corona.
-	On February 6, 2017, AA2000 issued 6.875% senior secured notes for a nominal amount of USD 400 million due 2027 with an issue price of 99.888% par value. The principal will be amortized in 32 equal quarterly installments as from May 1, 2019. The main covenants of these bonds require compliance with certain financial ratios as well as restriction to incur in additional debt and limitations on the payments of dividends if any default or unmatured default has occurred. Notes issued by AA2000 S.A., are secured by a collateral assignment of fiduciary rights of certain revenue of AA2000. As of December 31, 2017 AA2000 was in compliance with all of its covenants. On March 13, 2017 AA2000 early redeemed in full the notes issued in December 2010 for a principal amount of USD 157.5 million, recognizing a loss of approximately USD 13 million on the extinguishment that was included in interest expenses in financial loss. As a result of the renegotiation of its borrowings, the restrictions on distribution of dividends has significantly eased.

(**) As of December 31, 2017 significant bank and financial borrowings include the following:

						Outstanding
Company	Lender	Currency	Maturity	Interest Rate		(In millions of USD)	Capitalization(2)
	BNDES	Brazilian Reales	September 2032	Variable	TJLP (1) + 3.14%	98.6
Inframérica	BNDES	Brazilian Reales	June 2032	Variable	T.R.+ 3.14%+IPCA	2.2
Concessionaria do	BNDES	Brazilian Reales	September 2032	Variable	T.R.+ 3.14%+IPCA	5.8
Aeroporto Sao Goncalo	BNDES	Brazilian Reales	September 2022	Fixed	2.5%	3.2	A
do Amarante	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 3.14%+IPCA	1.5
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 4.74%+IPCA	1.2
	BNDES	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.14%	218.4	A
	CAIXA	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.6%	72.8	A
	CAIXA	Brazilian Reales	December 2017	Variable	IPCA	5.7	A
Inframérica	CAIXA	Brazilian Reales	December 2023	Fixed	6%	4.8	A
Concessionaria do	Bradesco	Brazilian Reales	July 2022	Variable	TJLP (1) + 8.1%	0.3	D
Aeroporto de Brasilia	Bradesco	Brazilian Reales	July 2022	Variable	Selic + 7.38%	0.1	D
	Santander	Brazilian Reales	June 2018	Variable	CDI + 0.45%	90.9	A
	Citibank	Brazilian Reales	March 2018	Fixed	9%	14.6	C
	Pine	Brazilian Reales	January 2018	Variable	CDI + 6.5%	9.7	C
Terminal Aeroportuaria	Banco Guayaquil SA	USD	2019	Variable	6.86%-6.92%	4.1	D
de Guayaquil S.A	Banco Bolivariano CA	USD	2019	Variable	6.92%	5.6	D
Terminal de Cargas de Uruguay SA	Santander Uruguay	USD	June 2020	Fixed	4.25%	1.1	D
Toscana	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	9.3	B
Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	34.4	D
	Credem	Euro	November 2018	Variable	Euribor 3 month plus spread	6.0	D
	BPM	Euro	June 2022	Variable	Euribor 3 month plus spread	0.5	D
Armenia International	Credit Suisse AG	USD	June 2022	Variable	Libor+5.5%	57.1	B
Airports CJSC		Euro	June 2022	Variable	Euribor+5.5%	51.2
Corporación América Airports S.A.	Goldman Sachs	USD	March 2019	Variable	7.63%	50.1	D
	Julius Bär	USD	December 2019	Fixed	2.40%	15.0	B
Aeropuertos Argentina	Banco Ciudad	Argentine peso	September 2018	Fixed	27.86%	1.0	D
2000 SA
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.1	A
Total						765.3

(**) As of December 31, 2016 significant bank and financial borrowings include the following:

						Outstanding
Company	Lender	Currency	Maturity	Interest Rate		(In millions of USD)	Capitalization(2)
	BNDES	Brazilian Reales	September 2032	Variable	TJLP (1) + 3.14%	98.2
Inframérica Concessionaria	BNDES	Brazilian Reales	June 2032	Variable	T.R.+ 3.14%+IPCA	2.4
do Aeroporto Sao Goncalo	BNDES	Brazilian Reales	September 2032	Variable	T.R.+ 3.14%+IPCA	5.3	A
do Amarante	BNDES	Brazilian Reales	September 2032	Fixed	2.5%	3.9
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 4.74%+IPCA	1.2
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 3.14%+IPCA	1.6
	BNDES	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.14%	220	A
Inframérica Concessionaria	CAIXA	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.6%	76.8	A
do Aeroporto de Brasilia	CAIXA	Brazilian Reales	December 2017	Variable	IPCA	7.1	A
	CAIXA	Brazilian Reales	December 2023	Fixed	6%	5.7	A
	ABC	Brazilian Reales	April 2017	Variable	CDI + 4.5%	3.5	D
Terminal Aeroportuaria de	Banco Guayaquil SA	USD	2019	Variable	7.5%-8%	6.1	D
Guayaquil S.A	Banco Bolivariano CA	USD	2019	Variable	7.50%	8.4	D
Terminal de Cargas de Uruguay SA	Santander Uruguay	USD	June 2020	Fixed	4.25%	1.5	D
Toscana	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	10.2	B
Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	32.7	D
Armenia International Airports CJSC	Credit Suisse AG	USD	June 2022	Fixed	7.89%	116.3	B
Aeropuertos Argentina	Banco Ciudad	Argentine peso	September 2018	Fixed	27.86%	2.3	D
2000 SA	Banco Provincia	Argentine peso	June 2017	Fixed	26.42%	0.7
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.2	A
Total						604.1

(**) As of December 31, 2015 bank and financial borrowings include the following:

						Outstanding
Company	Lender	Currency	Maturity	Interest Rate		(In millions of USD)	Capitalization(2)
	BNDES	Brazilian Reales	September 2032	Variable	TJLP (1) + 3.14%	81.9
Inframérica Concessionaria	BNDES	Brazilian Reales	June 2032	Variable	T.R.+ 3.14%+IPCA	2.0
do Aeroporto Sao Goncalo	BNDES	Brazilian Reales	September 2032	Variable	T.R.+ 3.14%+IPCA	4.3	A
do Amarante	BNDES	Brazilian Reales	September 2022	Fixed	2.5%	3.8
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 4.74%+IPCA	1.1
	BNDES	Brazilian Reales	July 2032	Variable	T.R.+ 3.14%+IPCA	1.4
	BNDES	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.14%	163.6	A
	CAIXA	Brazilian Reales	December 2028	Variable	TJLP (1) + 3.6%	56.9	A
Inframérica Concessionaria	CAIXA	Brazilian Reales	December 2028	Fixed	6%	1.7	A
do Aeroporto de Brasilia	CAIXA	Brazilian Reales	December 2017	Variable	IPCA	4.9	A
	CAIXA	Brazilian Reales	December 2023	Fixed	6%	3.7	A
	Citibank	Brazilian Reales	September 2016	Fixed	17.10%	-	D
	Fator	Brazilian Reales	December 2016	Variable	CDI + 3%	7.6	C
Terminal Aeroportuaria de	Banco Bolivariano C.A.	USD	2016-2019	Variable	7.59%-8.90%	13.3	D
Guayaquil S.A	Banco Guayaquil S.A.	USD	2016-2019	Variable	7.71% -8.88%	5.5	D
Armenia International Airports CJSC	Credit Suisse AG	USD	June 2022	Fixed	7.86%	131.9	B
Toscana	MPS Servicio capital	Euro	June 2022	Variable	Euribor 6 month plus spread	10.7	B
Aeroporti S.p.a.	Banco de Innovación de Infraestructuras y Desarrollo	Euro	September 2027	Variable	Euribor 6 month plus spread	38.3	D
Aeropuertos Argentina 2000 SA	Banco de la Provincia de Buenos Aires	Argentine peso	June 2017	Fixed	26.42%	7.36	D
Aeropuerto de Bahía Blanca S.A.	Banco de la Nación Argentina	Argentine peso	March 2019	Variable	4.75%	0.24	A
Total						540.2

(1) TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate)

IPCA: corresponds to the Brazilian consumer Price index)

(2) A - Secured/guaranteed

B – Secured/unguaranteed

C – Unsecured/guaranteed

D - Unsecured/unguaranteed

The Credit Facility Agreement between Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A and the Banco Nacional do Desenvolvimento Economico e Social (“BNDES”) pursuant to which BNDES provided a loan to Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A in November 2012, in an aggregate principal amount of R$ 329.3 million (USD 139.5 million) to finance the construction of the Natal Airport (issued in nine tranches with varying interest rates and maturity dates), is secured by the pledge of the shares of Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A, together with any dividends and distributions in connection therewith, as well as the fiduciary assignment of rights arising from the Natal Airport concession agreement and certain letters of guarantees issued by indirect shareholders and affiliates of Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A. for an amount of USD 6.1 million. It also establishes a required pre-authorization by BNDES on payments of Inframérica Concessionária do Aeroporto de São Gonçalo do Amarante S.A dividends if exceeding 25% of net profits.

Further, Inframérica Concessionária do Aeroporto de Brasilia also entered into credit facility arrangements with BNDES and Caixa Economica Federal (Caixa) for an aggregate principal amount of R$ 841 million (USD 356.4 million) in February 2014, which are secured by the pledge of Inframérica Concessionária do Aeroporto de Brasilia and Inframérica Participaçoes S.A. shares, the fiduciary assignment of rights arising from the Brasilia airport concession agreement and letters of guarantee issued by indirect shareholders and affiliates of Inframérica Concessionária do Aeroporto de Brasilia. It also establishes under certain circumstances a required pre-authorization by BNDES and Caixa on payments of Inframérica Concessionária do Aeroporto de Brasilia dividends if exceeding 25% of net profits and compliance of certain financial ratios.

In December 2017, ICAB and ICASGA entered into amendments and extension agreements with BNDES with respect to their loans.

With respect to the ICAB Loans, the amendment and extension agreements extended the final maturity and the interest-only payment terms of such loans for an additional two years, and provided an interest capitalization period for 50% of the interest due for two years. Also, such agreements increased the size of the credit facility commitments by an additional R$300 million (USD 90.7 million).

With respect to the ICASGA Loans, the amendment and extension agreements extended the final maturity of such loans for an additional two years, extended the interest-only payment terms of such loans for an additional three years and provided an interest capitalization period for 50% of the interest due for two years.

In connection with such amendment and extension agreements, ACI Airports S.à r.l. and CAAP have agreed to not to create any encumbrances on their shares of Inframerica, and not to sell, acquire, merge or spin-off assets or undertake any other action that results or that may result in a change in the current corporate structure of Inframerica or any change of control in Inframerica, without the prior consent of BNDES. ACI Airports S.à r.l. has agreed not to undertake any change of control in CAAP without the prior consent of BNDES. In addition, ACI Airports S.à r.l.has agreed to maintain a minimum credit rating of at least B- (the “Minimum Rating”) or a stand-alone rating (without including the sovereign rating) of at least BB+. The amendment and extension agreements also require additional security equivalent to the amount of twenty-four months of debt service for at least a two-year period (in the form of a bank guaranty, letter of credit, guaranty insurance or other acceptable modalities of guarantee), if the Minimum Rating is not maintained for any annual testing period.

On December 14, 2017, ICAB entered into a banking letter of credit with Banco Citibank S.A. (the “Citibank Credit Agreement”) in the aggregate principal amount of R$48.0 million (USD 14.5 million). The loan under the Citibank Credit Agreement matures on March 14, 2018. Such loan is unsecured. The obligations under the Citibank Credit Agreement are absolutely and unconditionally guaranteed by ACI Airports S.à r.l.

On December 19, 2017, ICAB entered into a short-term banking letter of credit with Banco Pine S.A. (the “Banco Pine Credit Agreement”) in the aggregate principal amount of R$32.0 million (USD 9.7 million). Obligations under the Banco Pine Credit Agreement are absolutely and unconditionally guaranteed by CAAP. The loan under the “Banco Pine Credit Agreement” matures on January 2018.

On December 20, 2017, under the terms of the Banco Santander Bridge Loan Facility, ICAB issued a promissory note in the aggregate principal amount of R$300.0 million (USD 90.7 million), which matures on June 18, 2018. Loans under the Banco Santander Bridge Loan Facility are fully secured by (i) a cash deposit made by CAAP under a time deposit pledge agreement entered on December 19, 2017 between CAAP and Banco Santander, in the amount of R$300.0 million (USD 90.7 million) which is included in Guarantee deposit in Note 16. Such loans mature in 180 days as of the closing date thereunder; and (ii) a fiduciary assignment of ICAB’s account at Banco Santander where the funds from BNDES financings should be deposited. The Banco Santander Bridge Loan Facility is also guaranteed by Inframerica. The loans under the Banco Santander Bridge Loan Facility mature in 180 days.

On December 15, 2015 Armenia International Airports CJSC entered into a senior secured dual-currency facility agreement with Credit Suisse AG (and other banks) for a principal amount up to USD 160 million, which is secured by: (a) the collateral assignment of all present and future rights arising from the Armenian Concession Agreement and other related agreement, a pledge over all present and future cash collateral bank accounts, a pledge over certain movable and immoveable assets related to the Zvartnots Airport and the pledge of Armenia International Airports CJSC shares.

According to the loan agreement Armenia International Airports CJSC has restrictions to distribution of dividends, has to maintain the following ratios at a certain level: debt to EBITDA, Debt service coverage and adjusted debt service coverage ratio. According to this agreement, the analysis of the accomplished of these ratios must be made as of June 30 and December 31. As of December 31, 2017, Armenia International Airports CJSC was in compliance with all of its covenants.

As of December 31, 2017 Armenia International Airports CJSC pledged cash held in bank accounts for USD 25,409 (USD 13,072 at December 31, 2016 and USD 18,975 at December 31, 2015) and all intangible assets and property and equipment for a total of USD 170,588 (USD 176,461 at December 31, 2016 and USD 185,914 at December 31, 2015).

Toscana Aeroporti S.p.A, pursuant to the loan agreement with Banco de Innovación de Infraestructuras y Desarrollo/ MPS Servicio capital is required to comply with certain financial ratios. As of December 31, 2017, 2016 and 2015, Toscana Aeroporti S.p.A was in compliance with all of its covenants. Cash and cash equivalents of the Consolidated Statement of Financial Position includes € 1million, to secure the abovementioned loan.

On December, 2017 CAAP entered into the Julius Baer Credit Agreement, pursuant to which Julius Baer & Co. Ltd. provided a loan in the aggregate principal amount of USD 15 million. Loan under the Julius Baer Credit Agreement is secured by cash collateral provided by a company controlled by the Group of the Shareholder and mature 24 months from the closing date thereunder. This guaranteed was released on February 2018 when the loan was repaid (see Note 31).